Note 17 - Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2021 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 33.77
Number of Stock Options, Options Outstanding (in shares) | shares	1,147,720
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 328 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 29.52
Number of Stock Options, Options Exercisable (in shares) | shares	646,065
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 11.32
Range of Exercise Prices, Upper Limit (in dollars per share)	22.34
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 21.06
Number of Stock Options, Options Outstanding (in shares) | shares	220,559
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 328 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 21.01
Number of Stock Options, Options Exercisable (in shares) | shares	203,459
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 25.65
Range of Exercise Prices, Upper Limit (in dollars per share)	27.23
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 27.22
Number of Stock Options, Options Outstanding (in shares) | shares	217,381
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 73 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 27.23
Number of Stock Options, Options Exercisable (in shares) | shares	186,707
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 37.66
Range of Exercise Prices, Upper Limit (in dollars per share)	39.30
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 38.09
Number of Stock Options, Options Outstanding (in shares) | shares	636,869
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 years 255 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 37.96
Number of Stock Options, Options Exercisable (in shares) | shares	255,899
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 49.04
Range of Exercise Prices, Upper Limit (in dollars per share)	55.04
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 54.11
Number of Stock Options, Options Outstanding (in shares) | shares	72,911
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 years 255 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)
Number of Stock Options, Options Exercisable (in shares) | shares